UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09613

Legg Mason Investment Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON INVESTMENT TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT

OPPORTUNITY TRUST

FORM N-Q

MARCH 31, 2011

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

Schedule of investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 103.1%
CONSUMER DISCRETIONARY - 16.9%
Automobiles - 0.7%
General Motors Co.	433,700	$13,457,711	*

Hotels, Restaurants & Leisure - 3.5%
Boyd Gaming Corp.	4,271,300	40,022,081	*
MGM Resorts International	1,700,000	22,355,000	*

Total Hotels, Restaurants & Leisure		62,377,081

Household Durables - 4.1%
Lennar Corp., Class A Shares	2,185,000	39,592,200
Pulte Homes Inc.	4,550,000	33,670,000	*

Total Household Durables		73,262,200

Internet & Catalog Retail - 5.2%
Amazon.com Inc.	200,000	36,026,000	*(a)
Expedia Inc.	2,517,500	57,046,550	(a)

Total Internet & Catalog Retail		93,072,550

Leisure Equipment & Products - 3.2%
Eastman Kodak Co.	17,801,800	57,499,814	*(a)(b)

Textiles, Apparel & Luxury Goods - 0.2%
Pandora A/S	75,000	3,827,549	*

TOTAL CONSUMER DISCRETIONARY		303,496,905

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Chesapeake Energy Corp.	750,000	25,140,000

FINANCIALS - 32.8%
Capital Markets - 9.8%
Apollo Global Management LLC, Class A Shares	750,000	13,500,000	*
Apollo Investment Corp.	1,521,224	18,345,961
Ares Capital Corp.	2,236,214	37,792,017
Ellington Financial LLC	3,375,482	77,804,860	(b)
FXCM Inc., Class A Shares	300,000	3,909,000
Solar Capital Ltd.	1,038,874	24,808,311

Total Capital Markets		176,160,149

Commercial Banks - 1.6%
Synovus Financial Corp.	12,000,000	28,800,000

Diversified Financial Services - 3.3%
Citigroup Inc.	13,300,000	58,786,000	*(a)

Insurance - 14.7%
Assured Guaranty Ltd.	5,423,004	80,802,760	(a)
Genworth Financial Inc., Class A Shares	5,399,800	72,681,308	*(a)
Hartford Financial Services Group Inc.	2,280,000	61,400,400	(a)
XL Group PLC	2,000,000	49,200,000

Total Insurance		264,084,468

Real Estate Management & Development - 0.1%
Domus Co. Investment Holdings LLC	95,000,000	2,631,500	(c)(d)(e)

Thrifts & Mortgage Finance - 3.3%
MGIC Investment Corp.	6,555,000	58,273,950	*(a)

TOTAL FINANCIALS		588,736,067

HEALTH CARE - 2.8%
Biotechnology - 0.8%
Myriad Genetics Inc.	692,200	13,947,830	*

Health Care Providers & Services - 1.4%
CIGNA Corp.	550,000	24,354,000

Pharmaceuticals - 0.6%
BG Medicine Inc.	714,286	5,507,145	*
Teva Pharmaceutical Industries Ltd., ADR	125,000	6,271,250

Total Pharmaceuticals		11,778,395

TOTAL HEALTH CARE		50,080,225

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
INDUSTRIALS - 7.6%
Airlines - 7.6%
Delta Air Lines Inc.	3,148,716	$30,857,417	*
United Continental Holdings Inc.	3,276,000	75,315,240	*
US Airways Group Inc.	3,543,543	30,864,259	*

TOTAL INDUSTRIALS		137,036,916

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 5.0%
DG FastChannel Inc.	1,276,000	41,112,720	*
Research In Motion Ltd.	855,000	48,367,350	*(a)

Total Communications Equipment		89,480,070

Computers & Peripherals - 3.7%
Hewlett-Packard Co.	875,000	35,848,750
Seagate Technology PLC	2,100,000	30,240,000	*

Total Computers & Peripherals		66,088,750

Internet Software & Services - 2.8%
Market Leader Inc.	4,513,007	11,282,518	*(b)
Monster Worldwide Inc.	2,470,000	39,273,000	*

Total Internet Software & Services		50,555,518

Semiconductors & Semiconductor Equipment - 6.2%
Integrated Device Technology Inc.	4,200,000	30,954,000	*
MEMC Electronic Materials Inc.	1,100,000	14,256,000	*
Micron Technology Inc.	3,200,000	36,672,000	*(a)
Teradyne Inc.	1,600,000	28,496,000	*(f)

Total Semiconductors & Semiconductor Equipment		110,378,000

Software - 3.0%
AsiaInfo Holdings Inc.	974,840	21,105,286	*
Microsoft Corp.	1,300,000	32,968,000

Total Software		54,073,286

TOTAL INFORMATION TECHNOLOGY		370,575,624

INVESTMENT FUNDS - 6.2%
AP Alternative Assets, LP	3,750,000	45,937,500	(e)
Aston Capital Partners, LP	25,000,000	20,867,500	(c)(d)(e)
Pangaea One, LP	40,157,016	43,498,080	(b)(c)(d)(e)

TOTAL INVESTMENT FUNDS		110,303,080

MATERIALS - 1.3%
Paper & Forest Products - 1.3%
AbitibiBowater Inc.	875,000	23,511,250	*

TELECOMMUNICATION SERVICES - 8.9%
Wireless Telecommunication Services - 8.9%
Clearwire Corp., Class A Shares	6,400,000	35,776,000	*
NII Holdings Inc.	1,472,500	61,359,075	*(g)
Sprint Nextel Corp.	13,400,000	62,176,000	*(f)

TOTAL TELECOMMUNICATION SERVICES		159,311,075

UTILITIES - 4.5%
Independent Power Producers & Energy Traders - 4.5%
AES Corp.	6,200,000	80,600,000	*(a)

TOTAL COMMON STOCKS (Cost - $1,625,484,121)		1,848,791,142

CONVERTIBLE PREFERRED STOCKS - 2.4%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
General Motors Co.	175,000	8,435,000

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY			SHARES	VALUE
INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 1.9%
Ning Inc.			7,796,420	$29,626,396	(b)(c)(d)(e)
Sermo Inc., Series C Cv.			2,783,874	5,010,973	(b)(c)(d)(e)
TOTAL INFORMATION TECHNOLOGY				34,637,369
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $58,581,175)				43,072,369

			FACE AMOUNT
CONVERTIBLE DEMAND NOTES - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Sermo Inc. (Cost- $1,222,445)			$1,222,445	1,222,445	(b)(c)(d)(e)(h)

		EXPIRATION DATE	WARRANTS
WARRANTS - 4.7%
Bank of America Corp.		1/16/19	6,208,500	47,619,195	*
JPMorgan Chase and Co.		10/28/18	2,200,000	36,916,000	*

TOTAL WARRANTS (Cost - $76,374,862)				84,535,195

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,761,662,603)				1,977,621,151

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Bank of America repurchase agreement dated 3/31/11; Proceeds at maturity - $15,518,985; (Fully collateralized by U.S. government agency obligations, 1.600% due 11/23/15; Market value - $15,846,666)	0.040%	4/1/11	$15,518,968	15,518,968
Goldman Sachs & Co. repurchase agreement dated 3/31/11; Proceeds at maturity - $15,518,994; (Fully collateralized by U.S. government agency obligations, 4.000% due 3/16/21; Market value - $15,853,640)	0.060%	4/1/11	15,518,968	15,518,968

TOTAL SHORT-TERM INVESTMENTS (Cost - $31,037,936)				31,037,936

TOTAL INVESTMENTS - 112.0% (Cost - $1,792,700,539#)				2,008,659,087
Liabilities in Excess of Other Assets - (12.0)%				(214,560,731)

TOTAL NET ASSETS - 100.0%				$1,794,098,356

*	Non-income producing security.

(a)	All or a portion of this security is pledged to cover future purchase commitments at March 31, 2011.

(b)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2011, the total market value of Affiliated Companies was $225,945,086, and the cost was $327,641,349.

(c)	Illiquid security.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	Restricted security.

(f)	All or a portion of this security is pledged to cover written options.

(g)	All or a portion of this security is pledged to cover forward foreign currency contracts.

(h)	This security is convertible upon demand.

#	Aggregate cost for federal income tax purposes is substantially the same.

	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Written Options
Sprint Nextel Corp., Call	1/21/12	$5.00	44,500	$2,269,500
Teradyne Inc., Call	7/16/11	21.00	16,000	720,000

TOTAL WRITTEN OPTIONS (Premiums received - $2,680,782)				$2,989,500

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management Opportunity Trust (“Fund”) is a separate non-diversified series of Legg Mason Investment Trust, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Financials	$586,104,567	—	$2,631,500	$588,736,067
Investment funds	—	$45,937,500	64,365,580	110,303,080
Other common stocks	1,149,751,995	—	—	1,149,751,995
Convertible preferred stocks	8,435,000	—	34,637,369	43,072,369
Convertible demand notes	—	—	1,222,445	1,222,445
Warrants	84,535,195	—	—	84,535,195

Total long-term investments	$1,828,826,757	$45,937,500	$102,856,894	$1,977,621,151

Short-term investments†	—	31,037,936	—	31,037,936

Total investments	$1,828,826,757	$76,975,436	$102,856,894	$2,008,659,087

Other financial instruments:
Forward foreign currency contracts	—	$3,048,163	—	$3,048,163

Total	$1,828,826,757	$80,023,599	$102,856,894	$2,011,707,250

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$2,989,500	—	—	$2,989,500
Forward foreign currency contracts	—	$2,180,634	—	2,180,634

Total	$2,989,500	$2,180,634	—	$5,170,134

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS	CONVERTIBLE PREFERRED STOCKS	CONVERTIBLE DEMAND NOTES	TOTAL
Balance as of December 31, 2010	$62,681,146	$34,637,369	$1,222,445	$98,540,960
Accrued premiums/discounts	—	—	—	—
Realized gain(loss)(1)	3,496,737	—	—	3,496,737
Change in unrealized appreciation (depreciation)(2)	(414,508)	—	—	(414,508)
Net purchases (sales)	1,233,705	—	—	1,233,705
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of March 31, 2011	$66,997,080	$34,637,369	$1,222,445	$102,856,894

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2011(2)	$(414,508)	—	—	$(414,508)

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction.

Notes to Schedule of Investments (unaudited) (continued)

However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward Foreign Currency Contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(f) Restricted Securities. Certain of the Fund’s investments are restricted as to resale and are valued in accordance with procedures approved by the Board of Directors in absence of readily ascertainable market values.

Security	Number of Units/Shares/Interest	Acquisition Date(s)		Cost	Fair Value at 3/31/11	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments
AP Alternative Assets, LP	3,750,000	06/06		$75,000,000	$45,937,500	$12.25	2.56%	—	—
Aston Capital Partners, LP	25,000,000	11/05		25,000,000	20,867,500	0.83	1.16	—	—
Domus Co. Investment Holdings LLC	95,000,000	04/07		95,000,000	2,631,500	0.03	0.15	—	—
Ning Inc.	7,796,420	07/07		25,000,000	29,626,396	3.80	1.65	—	—
Pangaea One, LP	40,157,016	—	A	40,157,016	43,498,080	1.08	2.42	$3,496,737	$24,863,430	C
Sermo Inc., Series C, Preferred	2,783,874	08/07		25,000,000	5,010,973	1.80	0.28	—	—
Sermo Inc., Convertible Demand Note	1,222,445	—	B	1,222,445	1,222,445	1.00	0.07	—	—

				$286,379,461	$148,794,394		8.29%	$3,496,737	$24,863,430

A	Acquisition dates were 8/07, 9/07, 1/08, 3/08, 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11 and 2/11.

B	Acquisition dates were 12/09 and 2/10.

C	In the normal course of operations, the Fund makes commitments to invest in businesses. At March 31, 2011, the Fund had open commitments of $24,863,430.

(g) Illiquid Securities. Illiquid securities are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include: repurchase agreements with terms of greater than seven days, restricted securities other than those the advisor has determined are liquid pursuant to guidelines established by the Board of Directors and securities involved in swap, cap, floor and collar transactions, and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the fund may have difficulty valuing or disposing of illiquid securities promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

(h) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2011, the Fund held written options and forward foreign currency contracts with credit related contingent features which had a liability position of $5,170,134. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of March 31, 2011, the Fund had posted with its counterparties securities as collateral to cover the net liability of all derivatives amounting to $50,602,450 which could be used to reduce the required payment.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$533,021,611
Gross unrealized depreciation	(317,063,063)

Net unrealized appreciation	$215,958,548

Notes to Schedule of Investments (unaudited) (continued)

During the period ended March 31, 2011, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2010	—	—
Options written	60,500	$2,680,782
Options closed	—	—
Options exercised	—	—
Options expired	—	—

Written options, outstanding March 31, 2011	60,500	$2,680,782

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Euro	Goldman Sachs Group Inc.	36,841,640	$52,180,634	5/2/11	$1,145,016

Contracts to Sell:
Japanese Yen	Goldman Sachs Group Inc.	12,410,200,000	149,209,479	4/15/11	1,903,147
Euro	Goldman Sachs Group Inc.	36,841,640	52,180,634	5/2/11	(2,180,634)

					(277,487)

Net unrealized gain on open forward foreign currency contracts					$867,529

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2011.

	Written Options, at Value	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure		Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	—	$3,048,163	$(2,180,634)	$867,529
Equity Contracts	$(2,989,500)	—	—	(2,989,500)

Total	$(2,989,500)	$3,048,163	$(2,180,634)	$(2,121,971)

During the period ended March 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$1,594,625
Forward foreign currency contracts (to buy)	63,081,685
Forward foreign currency contracts (to sell)	389,382,317

Notes to Schedule of Investments (unaudited) (continued)

4. Transactions with Affiliated Companies

An “Affiliated Company,” as defined in the 1940 Act, includes a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected by the Fund in shares of such companies for the period ended March 31, 2011:

	Affiliate					Amortization	Affiliate
	Mkt Value	Purchased		Sold		Div/Interest	Mkt Value	Realized
Company	at 12/31/10	Cost	Shares/Par	Cost	Shares/Par	Income	at 3/31/11	Gain/Loss
Boyd Gaming Corp.(A)	$47,700,000			$3,272,102	228,700		—	$(1,199,100)
DG FastChannel Inc.(A)	46,208,000			5,525,566	324,000		—	4,173,698
Eastman Kodak Co.	99,160,000			17,004,496	698,200		$57,499,814	(14,808,611)
Ellington Financial LLC	75,368,913			301,680	13,408	$4,439,446	77,804,860	6,219
Market Leader Inc.	7,942,892						11,282,518
Ning Inc.	29,626,396						29,626,396
Pangaea One, LP	38,962,146	7,523,459	N/A	2,793,017	N/A		43,498,080	3,496,737
Sermo Inc., Series C, Preferred	5,010,973						5,010,973
Sermo Inc., Convertible Demand Note	1,222,445						1,222,445

	$351,201,765	$7,523,459		$28,896,861		$4,439,446	$225,945,086	$(8,331,057)

(A)	This company is no longer an affiliated company.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date: May 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011